 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
C/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2005

ITEM 1.      REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

E X P E R I E N C E	Smith Barney Muni Funds Georgia Portfolio Pennsylvania Portfolio

S E M I - A N N U A L R E P O R T

SEPTEMBER 30, 2005
INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Smith Barney Muni Funds Georgia Portfolio Pennsylvania Portfolio

           Semi-Annual Report • September 30, 2005

What’s Inside Fund's Objective Georgia Portfolio The Fund seeks as high a level of income exempt from regular federal income taxes and Georgia personal income taxes as is consistent with prudent investing. Pennsylvania Portfolio The Fund seeks as high a level of income exempt from regular federal income taxes and Pennsylvania personal income taxes as is consistent with prudent investing.	Letter from the Chairman	1

	Georgia Portfolio

	Fund at a Glance	6

	Fund Expenses	7

	Pennsylvania Portfolio

	Fund at a Glance	9

	Fund Expenses	10

	Schedules of Investments	12

	Statements of Assets and Liabilities	24

	Statements of Operations	25

	Statements of Changes in Net Assets	26

	Financial Highlights	28

	Notes to Financial Statements	34

	Board Approval of Management Agreement	45

Letter from the Chairman
R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

There was no shortage of potential threats to the U.S. economy during the reporting period. These included record high oil prices, rising short-term interest rates, the devastation inflicted by Hurricanes Katrina and Rita, geopolitical issues, and falling consumer confidence. However, the economy proved to be surprisingly resilient. First quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8% and second quarter GDP growth was 3.3%, another solid advance. This marked nine consecutive quarters in which GDP grew 3.0% or more.

     The Federal Reserve Board (“Fed”)ii continued to raise interest rates in an attempt to ward off inflation. After raising rates seven times from June 2004 through March 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times over the period. All told, the Fed’s 11 rate hikes have brought the target for the federal funds rate from 1.00% to 3.75%. This also represents the longest sustained Fed tightening cycle since 1977-1979. Following the end of the Fund’s reporting period, at its November meeting, the Fed once again raised the target rate by 0.25% to 4.00%.

     During much of the reporting period, the fixed-income market confounded investors as short term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.75% and the yield on the 10-year Treasury was 4.13%. When the reporting period ended, the federal funds rate rose to 3.75%. Due to a spike in September, the 10-year yield was 4.29% at that time, slightly higher than when the period began, but still lower than its yield of 4.62% when the Fed’s began its tightening cycle on June 30, 2004. This trend also occurred in the municipal bond market.

Smith Barney Muni Funds 2005 Semi-Annual Report      1

Performance Review
Georgia Portfolio

For the six months ended September 30, 2005, Class A shares of the Smith Barney Muni Funds—Georgia Portfolio, excluding sales charges, returned 1.45%. These shares under-performed the Lipper Georgia Municipal Debt Funds Category Average,[1] which increased 2.12%. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Indexiv returned 2.80% for the same period.

     Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Pennsylvania Portfolio

For the six months ended September 30, 2005, Class A shares of the Smith Barney Muni Funds—Pennsylvania Portfolio, excluding sales charges, returned 1.72%. These shares under-performed the Lipper Pennsylvania Municipal Debt Funds Category Average,[2] which increased 2.48%. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Indexiv returned 2.80% for the same period.

     Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended September 30, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 29 Funds in the fund’s Lipper category, and excluding sales charges.

2	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended September 30, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 61 Funds in the fund’s Lipper category, and excluding sales charges.

2      Smith Barney Muni Funds 2005 Semi-Annual Report

Performance Snapshot as of September 30, 2005 (excluding sales charges) (unaudited)

6 Months

Georgia Portfolio—Class A Shares	1.45%

Lehman Brothers Municipal Bond Index	2.80%

Lipper Georgia Municipal Debt Funds Category Average	2.12%

Pennsylvania Portfolio—Class A Shares	1.72%

Lehman Brothers Municipal Bond Index	2.80%

Lipper Pennsylvania Municipal Debt Funds Category Average	2.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

All share class returns assume the reinvestment of all distributions, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Georgia Portfolio: Excluding sales charges, Class B shares returned 1.19% and Class C shares returned 1.09% over the six months ended September 30, 2005.

Pennsylvania Portfolio: Excluding sales charges, Class B shares returned 1.44% and Class C shares returned 1.42% over the six months ended September 30, 2005.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

     As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

     The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Smith Barney Muni Funds 2005 Semi-Annual Report      3

     Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore the Trust’s Board of Trustees has approved a new investment management contract between the Fund and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to shareholders for their approval.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

     Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the Notes to the Financial Statements included in this report.

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
President, Chairman and Chief Executive Officer

November 1, 2005

4      Smith Barney Muni Funds 2005 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Georgia Portfolio

RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund's prospectus for more information on these and other risks.

Pennsylvania Portfolio

RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund's prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

Smith Barney Muni Funds 2005 Semi-Annual Report      5

Fund at a Glance (unaudited)
Georgia Portfolio

Investment Breakdown

6      Smith Barney Muni Funds 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested distributions including returns of capital, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
Georgia Portfolio	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	1.45%	$1,000.00	$1,014.50	0.79%	$3.99

Class B	1.19	1,000.00	1,011.90	1.30	6.56

Class C	1.09	1,000.00	1,010.90	1.35	6.81

(1)	For the six months ended September 30, 2005.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Muni Funds 2005 Semi-Annual Report      7

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Georgia Portfolio	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,021.11	0.79%	$4.00

Class B	5.00	1,000.00	1,018.55	1.30	6.58

Class C	5.00	1,000.00	1,018.30	1.35	6.83

(1)	For the six months ended September 30, 2005.

(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8      Smith Barney Muni Funds 2005 Semi-Annual Report

Fund at a Glance (unaudited)
Pennsylvania Portfolio

Investment Breakdown

Smith Barney Muni Funds 2005 Semi-Annual Report      9

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested distributions including returns of capital, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total	Beginning	Ending	Annualized	Expenses
	Return Without	Account	Account	Expense	Paid During
Pennsylvania Portfolio	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	1.72%	$1,000.00	$1,017.20	0.76%	$3.84

Class B	1.44	1,000.00	1,014.40	1.30	6.56

Class C	1.42	1,000.00	1,014.20	1.35	6.82

(1)	For the six months ended September 30, 2005.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waivers) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

10      Smith Barney Muni Funds 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
Pennsylvania Portfolio	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,021.29	0.76%	$3.85

Class B	5.00	1,000.00	1,018.55	1.30	6.58

Class C	5.00	1,000.00	1,018.30	1.35	6.83

(1)	For the six months ended September 30, 2005.

(2)	Expenses (net of voluntary fee waivers) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Muni Funds 2005 Semi-Annual Report      11

Schedules of Investments (September 30, 2005) (unaudited)

GEORGIA PORTFOLIO

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 92.7%
Education — 9.2%
		Private Colleges & Universities Authority Revenue:
$ 2,000,000	BBB	Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31 (a)	$2,130,740
500,000	Baa1(b)	Mercer University Project, 5.750% due 10/1/21	543,455
1,000,000	A	Savannah, GA, EDA, Student Housing Revenue, University
		Financing Foundation Project, Series A, ACA-Insured,
		6.750% due 11/15/20	1,110,790
1,000,000	A	University of the Virgin Islands, Refunding & Improvement,
		Series A, ACA-Insured, 6.000% due 12/1/24	1,093,180

		Total Education	4,878,165

Escrowed to Maturity (c) — 5.6%
265,000	AAA	Clarke County, GA, Hospital Authority Revenue, MBIA-Insured,
		9.875% due 1/1/06	269,364
		Cobb County, GA, Kennestone Hospital Authority Revenue:
230,000	Aaa(b)	9.500% due 2/1/08	248,425
370,000	AAA	Certificates Series 86A, MBIA-Insured, 7.750% due 2/1/07	379,816
155,000	AAA	Columbia County, GA, Water & Sewer Revenue,
		MBIA-Insured, 9.750% due 12/1/08	168,524
895,000	AAA	Columbus, GA, Medical Center Hospital Authority Revenue,
		Certificates of Anticipation, 7.750% due 7/1/10 (d)	999,026
325,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority
		Revenue, 10.250% due 7/1/09	371,530
290,000	AAA	Fulton County, GA, Water & Sewer Revenue, FGIC-Insured,
		6.375% due 1/1/14 (d)	334,840
185,000	AAA	Tri-City Hospital Authority Revenue, Certificates of Anticipation,
		South Fulton Hospital, FGIC-Insured, 10.250% due 7/1/06 (d)	194,796

		Total Escrowed to Maturity	2,966,321

Finance — 1.0%
500,000	NR	Virgin Islands PFA Revenue, Subordinated Lien, Series E,
		6.000% due 10/1/22	514,530

General Obligations — 5.7%
1,000,000	AAA	Georgia State, GO, Series B, 5.750% due 8/1/17 (a)	1,175,910
500,000	AA+	Jefferson, GA, GO, 5.900% due 2/1/25	550,540
1,000,000	AAA	Puerto Rico Commonwealth, GO, RITES, PA-931, XLCA-Insured,
		9.136% due 10/6/05 (a)(e)	1,282,760

		Total General Obligations	3,009,210

Hospitals — 8.5%
1,000,000	A-	Chatham County Hospital Authority Revenue, Memorial Health
		Medical Center, Series A, 6.125% due 1/1/24	1,092,230
1,000,000	Aaa(b)	Newton County Hospital Authority Revenue, Newton Health
		Systems Project, AMBAC-Insured, 6.100% due 2/1/24 (a)	1,111,580

See Notes to Financial Statements.

12      Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Hospitals — 8.5% (continued)
$ 1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical &
		Environmental Control Facilities, Series A, Ryder Memorial
		Hospital Project, 6.700% due 5/1/24	$1,006,050
1,175,000	Aaa(b)	Ware County Hospital Authority Revenue, Certificate of Anticipation,
		MBIA-Insured, 5.500% due 3/1/21 (a)	1,265,123

		Total Hospitals	4,474,983

Housing: Multi-Family — 7.2%
500,000	AAA	Acworth Housing Authority Revenue, Wingate Falls Apartments
		Project, FSA-Insured, 6.125% due 3/1/17 (f)	518,715
1,000,000	A	Atlanta Development Authority Student Housing Revenue,
		ADA/CAU Partners Inc., Series A, ACA-Insured,
		6.250% due 7/1/24	1,101,270
1,000,000	Aa2(b)	De Kalb County Housing Authority, MFH Revenue, Friendly Hills
		Apartments, Series A, FHA-Insured, 7.050% due 1/1/39 (f)	1,077,310
1,000,000	AAA	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park
		Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (f)	1,092,970

		Total Housing: Multi-Family	3,790,265

Housing: Single-Family — 0.7%
300,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family
		Mortgage Revenue, Affordable Housing Mortgage, Portfolio I,
		GNMA/FNMA/FHLMC-Collateralized, 6.250% due 4/1/29 (f)	305,229
95,000	AAA	Virgin Islands HFA, Single-Family Revenue, GNMA Mortgage-Backed
		Securities Program, Series A, GNMA-Collateralized,
		6.450% due 3/1/16 (f)	96,062

		Total Housing: Single-Family	401,291

Miscellaneous — 3.1%
1,000,000	AAA	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority
		Revenue, MBIA-Insured, 5.625% due 10/1/26 (a)	1,149,620
500,000	BBB-	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	520,915

		Total Miscellaneous	1,670,535

Pollution Control — 10.1%
1,000,000	Ba2(b)	Effingham County, GA, IDA, PCR, Georgia-Pacific Corp. Project,
		6.500% due 6/1/31	1,048,260
500,000	A	Monroe County, GA, Development Authority, PCR, Oglethorpe
		Power Corp. Scherer Project, Series A, 6.800% due 1/1/12	582,585
2,000,000	BBB	Richmond County, GA, Development Authority, Environmental
		Improvement Revenue, International Paper Company Project,
		Series A, 6.250% due 2/1/25 (a)(f)	2,125,960
1,000,000	NR	Rockdale County, GA, Development Authority, Solid Waste Authority
		Revenue, Visy Paper Inc. Project, 7.500% due 1/1/26 (f)	1,006,010

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report     13

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Pollution Control — 10.1% (continued)
$ 500,000	Baa2(b)	Savannah, GA, EDA, PCR, Union Camp Corp. Project,
		6.150% due 3/1/17	$561,540

		Total Pollution Control	5,324,355

Pre-Refunded (g) — 17.1%
1,000,000	AAA	Atlanta, GA, Airport Revenue, Series A, FGIC-Insured,
		Call 1/1/10 @ 101, 5.500% due 1/1/26	1,097,510
500,000	AA	Clayton County, GA, Water & Sewer Revenue,
		Call 5/1/11 @ 101, 5.625% due 5/1/20	560,440
1,000,000	AAA	Fulton County, GA, Housing Authority, MFH Revenue,
		Concorde Place Apartment Project, Series A,
		Call 7/1/08 @ 100, 6.300% due 7/1/16 (f)	1,080,610
660,000	BBB (h)	Fulton County, GA, Residential Care Facilities,
		Canterbury Court Project, Call 10/1/09 @ 102,
		6.300% due 10/1/24	746,348
		Private Colleges & Universities Authority Revenue, Emory
		University Project, Series A:
2,000,000	AA	Call 11/1/09 @ 101, 5.500% due 11/1/31 (a)	2,192,660
1,000,000	AA	Call 11/1/10 @ 101, 5.500% due 11/1/24	1,109,930
1,000,000	AAA	Rockdale County, GA, Water & Sewer Authority Revenue,
		Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.500% due 7/1/25	1,097,510
1,000,000	NR	Savannah, GA, EDA, College of Arts & Design Inc. Project,
		Call 10/1/09 @ 102, 6.800% due 10/1/19 (a)	1,137,270

		Total Pre-Refunded	9,022,278

Public Facilities — 6.2%
1,000,000	Aaa(b)	Albany-Dougherty Inner City Authority, COP, Public Purpose
		Project, AMBAC-Insured, 5.625% due 1/1/16	1,085,890
1,000,000	AAA	Association County Commissioners of Georgia Leasing Program,
		COP, Rockdale County Public Purpose Project, AMBAC-Insured,
		5.625% due 7/1/20	1,089,490
1,000,000	AAA	Fulton County Facilities Corp., COP, Fulton County Public Purpose
		Project, AMBAC-Insured, 5.500% due 11/1/18	1,074,490

		Total Public Facilities	3,249,870

Transportation — 2.8%
1,000,000	AAA	Atlanta, GA, Airport Passenger Facilities Charge Revenue,
		Series J, FSA-Insured, 5.000% due 1/1/34	1,040,460
250,000	AAA	Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue,
		Series P, AMBAC-Insured, 6.250% due 7/1/20	297,990
200,000	CCC	Puerto Rico Port Authority Revenue, Special Facilities, American
		Airlines Inc., Series A, 6.250% due 6/1/26 (f)	147,740

		Total Transportation	1,486,190

See Notes to Financial Statements.

14     Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Utilities — 1.3%
$ 500,000	AAA	Georgia Municipal Electric Authority, Power Revenue, Series EE,
		AMBAC-Insured, 7.250% due 1/1/24	$688,210

Water and Sewer — 14.2%
		Atlanta, GA, Water & Wastewater Revenue:
2,000,000	AAA	FSA-Insured, 5.000% due 11/1/34 (a)	2,093,480
		Series A:
1,000,000	AAA	FGIC-Insured, 5.500% due 11/1/19 (a)	1,147,380
1,000,000	AAA	MBIA-Insured, 5.500% due 11/1/27 (a)	1,157,710
500,000	A+	Cartersville, GA, Development Authority Revenue, Sewer Facilities,
		Anheuser Busch, 6.125% due 5/1/27 (f)	521,180
1,000,000	AAA	Columbia County, GA, Water & Sewer Revenue, FGIC-Insured,
		5.500% due 6/1/25	1,072,740
2,000,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero
		coupon bond to yield 6.249% due 2/1/20	917,740
10,000	AAA	Fulton County, GA, Water & Sewer Revenue, FGIC-Insured,
		6.375% due 1/1/14	11,546
500,000	AAA	Milledgeville, GA, Water & Sewer Revenue, FSA-Insured,
		6.000% due 12/1/21	601,220

		Total Water and Sewer	7,522,996

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $44,851,592)	48,999,199

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report     15

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS (i) — 6.1%
Hospitals — 1.3%
$ 700,000	A-1+	Fulton County, GA, Development Authority, Residential Care
		Facilities, Lenbrook Square Foundation, 2.850%, 10/3/05	$700,000

Pollution Control — 4.8%
2,400,000	A-1+	Burke County, GA, Development Authority PCR, Oglethorpe Power
		Corp. Project C, MBIA-Insured, 2.820%, 10/3/05	2,400,000
100,000	A-1+	Monroe County, GA, Development Authority, PCR, Oglethorpe
		Power, Scherer Project, Series B, AMBAC-Insured, 2.820%, 10/3/05	100,000

		Total Pollution Control	2,500,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,200,000)	3,200,000

		TOTAL INVESTMENTS — 98.8%
		(Cost — $48,051,592#)	52,199,199
		Other Assets in Excess of Liabilities — 1.2%	638,542

		TOTAL NET ASSETS — 100.0%	$52,837,741

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(g)	Pre-Refunded bonds are escrowed by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Rating by Fitch Ratings. All ratings are unaudited.

(i)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 22 through 23 for definitions of ratings.

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
EDA	— Economic Development Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
RITES	— Residual Interest Tax-Exempt Securities
XLCA	— XL Capital Assurance

See Notes to Financial Statements.

16     Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited)

PENNSYLVANIA PORTFOLIO

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 99.1%
Education — 15.8%
$ 1,000,000	BBB-	Delaware County, PA, Authority College Revenue, Neumann
		College, 6.000% due 10/1/31	$1,066,630
1,255,000	AAA	Grove City, PA, Area Hospital Authority Revenue, Woodland Place
		Project, FGIC-Insured, 5.500% due 3/1/25 (a)	1,353,781
		Lycoming County, PA, Authority College Revenue, Pennsylvania
		College of Technology, AMBAC-Insured:
1,000,000	Aaa(b)	5.125% due 5/1/22	1,056,730
1,000,000	Aaa(b)	5.375% due 7/1/30	1,071,180
1,000,000	Aaa(b)	5.250% due 5/1/32	1,048,020
1,000,000	AAA	Pennsylvania State Higher Educational Facilities Authority Revenue,
		Clarion University Foundation Inc., Series A, XLCA-Insured,
		5.250% due 7/1/18	1,083,810
1,000,000	AA	Pennsylvania State University, 5.000% due 9/1/35	1,048,530
1,000,000	AAA	State Public School Building Authority, School Revenue, Lease Daniel
		Boone School District Project, MBIA-Insured, 5.000% due 4/1/22	1,053,570
2,000,000	AA+	Swarthmore Boro Authority, PA, College Revenue,
		5.250% due 9/15/20 (a)	2,160,300

		Total Education	10,942,551

Escrowed to Maturity (c) — 6.6%
245,000	NR	Allegheny County, PA, Hospital Development Authority Revenue,
		Montefiore Hospital Association, Western Pennsylvania,
		6.875% due 7/1/09	261,048
495,000	AAA	Bristol Township, PA, Authority Sewer Revenue, MBIA-Insured,
		10.125% due 4/1/09	559,464
1,305,000	AAA	Cambria County, PA, Hospital Development Authority Revenue,
		Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11 (a)	1,474,441
115,000	AAA	Coatesville, PA, Water Guaranteed Revenue, 6.250% due 10/15/13	127,080
810,000	AAA	Conneaut, PA, School District GO, AMBAC-Insured,
		9.500% due 5/1/12 (d)	959,874
185,000	Aaa(b)	Hopewell Township, PA, Special Obligation, 10.600% due 5/1/13	218,448
230,000	NR	Pennsylvania HFA, 7.750% due 12/1/07	241,249
145,000	AAA	West Chester, PA, Sewer Revenue, 9.750% due 5/1/07	154,777
		Westmoreland County, PA, Municipal Authority:
400,000	AAA	Special Obligation, 9.125% due 7/1/10	439,924
120,000	Aaa(b)	Water Revenue, 8.625% due 7/1/10	136,707
45,000	AAA	York, PA, GO, AMBAC-Insured, 8.875% due 6/1/06	46,733

		Total Escrowed to Maturity	4,619,745

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report     17

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Finance — 3.3%
$ 1,000,000	AAA	Delaware Valley, PA, Regional Finance Authority, Local Government
		Revenue, Series A, AMBAC-Insured, 5.500% due 8/1/28	$1,157,340
1,000,000	BBB	Virgin Islands PFA, Series A, Gross Receipts Taxes Loan Notes,
		6.500% due 10/1/24	1,126,050

		Total Finance	2,283,390

General Obligations — 7.2%
1,000,000	AAA	Armstrong County, PA, GO, MBIA-Insured, 5.400% due 6/1/31	1,058,760
1,000,000	AAA	Greater Johnstown, PA, School District GO, Series B, MBIA-Insured,
		5.500% due 8/1/18	1,090,000
1,000,000	Aaa(b)	Luzerne County, PA, GO, Series A, MBIA-Insured,
		5.250% due 11/15/18	1,082,650
1,660,000	AAA	Pittsburgh, PA, GO, Series A, AMBAC-Insured,
		5.250% due 9/1/22 (a)	1,748,362

		Total General Obligations	4,979,772

Hospitals — 10.7%
1,000,000	BBB	Hazleton, PA, Health Services Authority, Hospital Revenue,
		St. Joseph’s Medical Center, 6.200% due 7/1/26	929,500
1,000,000	A+	Horizon Hospital Systems Authority, Hospital Revenue, Horizon
		Hospital Systems Inc., 6.350% due 5/15/26	1,036,060
500,000	BBB+	Lebanon County, PA, Health Facilities Authority Revenue, Good
		Samaritan Hospital Project, 6.000% due 11/15/35	539,015
1,000,000	AA	Mifflin County, PA, Hospital Authority Revenue, Radian-Insured,
		6.200% due 7/1/30	1,093,250
1,000,000	A+	Pennsylvania State Higher EFA Revenue, Series A, UPMC Health Systems,
		6.000% due 1/15/31	1,098,850
525,000	AA	Potter County, PA, Hospital Authority Revenue, Charles Cole Memorial
		Hospital, Radian-Insured, 6.050% due 8/1/24	542,057
1,075,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
		Control Facilities, Series A, Ryder Memorial Hospital Project,
		6.700% due 5/1/24	1,081,504
1,000,000	A	St. Mary’s Hospital Authority, Health System Revenue, Catholic Health
		East, Series B, 5.500% due 11/15/24	1,083,350

		Total Hospitals	7,403,586

Housing: Single-Family — 2.9%
		Allegheny County, PA, Residential Finance Authority Mortgage
		Revenue, Single-Family Mortgage:
595,000	Aaa(b)	Series FF-2, GNMA-Collateralized, 6.000% due 11/1/31 (e)	614,088
780,000	Aaa(b)	Series II-2, GNMA-Collateralized, 5.900% due 11/1/32 (e)	810,724
610,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage
		Revenue, Affordable Housing Mortgage, Portfolio I,
		GNMA/FNMA/FHLMC-Collateralized, 6.250% due 4/1/29 (e)	620,632

		Total Housing: Single-Family	2,045,444

See Notes to Financial Statements.

18     Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Industrial Development — 3.8%
$ 1,000,000	BBB+	Allegheny County, PA, IDA Revenue, Environmental Improvement,
		USX Corp., Series A, 6.700% due 12/1/20	$1,016,570
500,000	AAA	Philadelphia, PA, Authority for IDR, Series B, AMBAC-Insured,
		5.250% due 7/1/31	525,470
1,000,000	AAA	Philadelphia, PA, Authority for Industrial Development Lease
		Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,086,510

		Total Industrial Development	2,628,550

Life Care Systems — 7.9%
1,260,000	AA	Erie County, PA, Hospital Authority Revenue, Health Facilities
		Revenue, St. Mary’s Home Project, Radian-Insured,
		6.000% due 8/15/23	1,352,522
1,100,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center,
		Willow Valley Retirement Project, 5.875% due 6/1/31	1,156,320
1,650,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A,
		7.625% due 5/1/31 (a)	1,791,009
500,000	NR	Montgomery County, PA, Higher Education & Health Authority
		Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (f)	90,000
1,000,000	AA	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall
		Square Project, Radian-Insured, 5.500% due 7/1/19	1,076,930

		Total Life Care Systems	5,466,781

Miscellaneous — 6.5%
500,000	A-(g)	Allegheny County, PA, Redevelopment Authority, Tax Increment
		Revenue, Waterfront Project, Series A, 6.300% due 12/15/18	548,125
1,500,000	NR	Dauphin County, PA, General Authority Revenue, Office & Packaging,
		6.000% due 1/1/25 (a)	1,364,625
1,560,000	NR	New Morgan, PA, Municipal Authority Office Revenue,
		Commonwealth Office Project, Series A, 6.500% due 6/1/25 (a)	1,591,247
1,000,000	AAA	Philadelphia, PA, Redevelopment Authority Revenue, Neighborhood
		Transformation, Series C, FGIC-Insured, 5.000% due 4/15/30	1,041,530

		Total Miscellaneous	4,545,527

Pollution Control — 2.9%
1,000,000	BB+	Delaware County, PA, IDA Revenue, Resources Recovery Facilities,
		Series A, 6.200% due 7/1/19	1,035,970
1,000,000	BB-	New Morgan, PA, IDA, Solid Waste Disposal Revenue,
		New Morgan Landfill Co. Inc. Project, 6.500% due 4/1/19 (e)	1,006,510

		Total Pollution Control	2,042,480

Pre-Refunded — 21.2%
		Allegheny County, PA:
1,000,000	AAA	GO, Series C-52, FGIC-Insured, Call 5/1/11@ 100,
		5.250% due 11/1/21 (h)	1,096,360

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report     19

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Pre-Refunded — 21.2% (continued)
$ 500,000	AAA	Hospital Development Authority Revenue, Allegheny General
		Hospital Project, Series A, MBIA-Insured, Call 9/1/07 @ 100,
		6.250% due 9/1/20 (d)(h)	$530,625
1,000,000	AAA	Dauphin County, PA, GO, AMBAC-Insured, Call 5/15/11@ 100,
		5.125% due 11/15/22 (h)	1,090,610
570,000	A-	Delaware River Joint Toll Bridge Commission, Bridge Revenue,
		Call 7/1/13 @ 100, 5.250% due 7/1/18 (h)	629,354
1,000,000	Aaa(b)	Erie, PA, Sewer Authority Revenue, MBIA-Insured,
		Call 6/1/10 @ 100, 6.000% due 6/1/21 (h)	1,116,500
		Harrisburg, PA:
1,000,000	AAA	Authority Resource Recovery Facility Revenue, Series A,
		FSA-Insured, Call 9/1/10 @ 100, 5.500% due 9/1/25 (h)	1,099,810
1,280,000	NR	Redevelopment Authority, First Mortgage Office Building,
		Call 5/15/12 @100, 6.750% due 5/15/25 (a)(h)	1,472,512
1,000,000	AAA	Pennsylvania State GO, First Series, Call 2/1/12 @ 100,
		5.250% due 2/1/19 (h)	1,096,650
1,000,000	A	Pennsylvania State Higher EFA Revenue, Drexel University,
		Call 5/1/09 @ 100, 6.000% due 5/1/29 (h)	1,094,840
		Pennsylvania State Turnpike Commission, AMBAC-Insured,
		Call 7/15/11 @101:
1,500,000	AAA	5.000% due 7/15/21 (a)(h)	1,638,855
1,500,000	AAA	5.500% due 7/15/32 (a)(h)	1,677,915
1,000,000	AAA	Philadelphia, PA, School District GO, Series A, FSA-Insured,
		Call 2/1/12 @100, 5.500% due 2/1/31 (h)	1,110,700
1,000,000	AAA	Plum Boro, PA, School District GO, FGIC-Insured, Call 9/15/11@100,
		5.250% due 9/15/30	1,099,920

		Total Pre-Refunded	14,754,651

Transportation — 7.5%
		Delaware River Joint Toll Bridge Commission, Bridge Revenue:
430,000	A-	5.250% due 7/1/18	461,596
660,000	AAA	Series A, MBIA-Insured, 5.000% due 7/1/25	700,181
		Delaware River Port Authority Pennsylvania & New Jersey, RITES
		FSA-Insured:
1,500,000	AAA	PA-964, 8.030% due 1/1/18 (a)(i)	1,792,950
1,875,000	AAA	PA-965, 8.030% due 1/1/17 (a)(i)	2,258,737

		Total Transportation	5,213,464

See Notes to Financial Statements.

20     Smith Barney Muni Funds 2005 Semi-Annual Report

Schedules of Investments (September 30, 2005) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Water and Sewer — 2.8%
$ 1,750,000	AAA	Allegheny County, PA, Sanitation Authority, Sewer Revenue,
		MBIA-Insured, 5.375% due 12/1/17 (a)	$1,913,800

		TOTAL INVESTMENTS — 99.1% (Cost — $65,212,200#)	68,839,741
		Other Assets in Excess of Liabilities — 0.9%	642,203

		TOTAL NET ASSETS — 100.0%	$69,481,944

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(f)	Security is currently in default.

(g)	Rating by Fitch Ratings. All ratings are unaudited.

(h)	Pre-Refunded bonds are escrowed by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 22 through 23 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MBIA	— Municipal Bond Investors Assurance Corporation
PFA	— Public Finance Authority
Radian	— Radian Assets Assurance
RITES	— Residual Interest Tax-Exempt Securities
XLCA	— XL Capital Assurance

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report     21

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay inter-
est and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are some-
what more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay princi-
pal.Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B	—	Bonds rated “BB,” “B” and “CCC” are regarded, on balance, as predominantly speculative with
and CCC		respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.“BB” indicates the lowest degree of speculation than “B,” and “CCC” the highest degree of speculation.While such bonds will likely have some quality and protective characteris-
tics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “B”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality.They carry the smallest degree of invest-
ment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards.Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered ade-
quate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly pro-
tected nor poorly secured. Interest payments and principal security appear adequate for the pre-
sent but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes in this class.

B	—	Bonds rates “B” generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

22     Smith Barney Muni Funds 2005 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings (“Fitch”) — Ratings from “A” to “BBB” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major ratings categories.

AAA	—	Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an excep-
tionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

AA	—	Bonds rated “AA” are considered to be investment-grade and of very high credit quality. The obligator’s ability to pay interest and/or dividends and repay principal is very strong.

A	—	Bonds rated “A” have a low expectation of credit risk. The capacity for timely payment of finan-
cial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	—	Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely pay-
ment of financial commitments is considered to be adequate. Adverse changes in economic condi-
tions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable rate demand obligation (“VRDO”) rat-
ing indicating that the degree of safely regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a
(+) sign.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

VMIG 1	—	Moody’s highest rating for issues having demand feature — VRDO.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Smith Barney Muni Funds 2005 Semi-Annual Report     23

Statements of Assets and Liabilities (September 30, 2005) (unaudited)

	Georgia	Pennsylvania
	Portfolio	Portfolio

ASSETS:
Investments, at value (Cost—$48,051,592 and
$65,212,200, respectively)	$52,199,199	$68,839,741
Interest receivable	833,578	1,121,514
Receivable from broker—variation margin on open futures contracts	56,250	71,250
Receivable for Fund shares sold	—	32,851
Prepaid expenses	8,245	3,989

Total Assets	53,097,272	70,069,345

LIABILITIES:
Distributions payable	118,531	126,595
Due to custodian	63,037	360,952
Investment advisory fee payable	18,707	25,066
Transfer agent fees payable	6,735	6,222
Distribution fees payable	6,405	11,956
Deferred compensation payable	5,688	5,415
Payable for Fund shares repurchased	670	6,011
Trustees’ fees payable	115	800
Accrued expenses	39,643	44,384

Total Liabilities	259,531	587,401

Total Net Assets	$52,837,741	$69,481,944

NET ASSETS:
Par value (Note 6)	$4,194	$5,488
Paid-in capital in excess of par value	53,813,229	71,601,249
Undistributed net investment income	32,796	9,021
Accumulated net realized loss on investments and futures contracts	(5,555,398)	(6,262,371)
Net unrealized appreciation on investments and futures contracts	4,542,920	4,128,557

Total Net Assets	$52,837,741	$69,481,944

Shares Outstanding:
Class A	3,050,745	2,640,664

Class B	522,011	1,964,922

Class C	621,295	882,661

Net Asset Value:
Class A (and redemption price)	$12.61	$12.68

Class B*	$12.58	$12.64

Class C*	$12.56	$12.63

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	$13.14	$13.21

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

24     Smith Barney Muni Funds 2005 Semi-Annual Report

Statements of Operations (For the six months ended September 30, 2005) (unaudited)

	Georgia	Pennsylvania
	Portfolio	Portfolio

INVESTMENT INCOME:
Interest	$1,451,149	$1,899,521

EXPENSES:
Investment advisory fee (Note 2)	123,425	162,283
Distribution fees (Notes 2 and 4)	80,620	150,758
Shareholder reports (Note 4)	17,650	20,875
Custody fees	13,374	12,637
Legal fees	8,981	9,350
Audit and tax	8,400	8,500
Transfer agent fees (Notes 2 and 4)	7,482	11,798
Registration fees	2,505	900
Trustees’ fees	351	1,312
Miscellaneous expenses	2,388	2,529

Total Expenses	265,176	380,942
Less: Management fee waiver and/or expense
reimbursement (Note 2)	(7,660)	(1,652)

Net Expenses	257,516	379,290

Net Investment Income	1,193,633	1,520,231

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
(NOTES 1 AND 3):
Net Realized Loss From:
Investments	(61,450)	(22,489)
Futures contracts	(925,086)	(1,308,855)

Net Realized Loss	(986,536)	(1,331,344)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	213,322	554,520
Futures contracts	322,031	396,328

Change in Net Unrealized Appreciation/Depreciation	535,353	950,848

Net Loss on Investments and Futures Contracts	(451,183)	(380,496)

Increase in Net Assets From Operations	$742,450	$1,139,735

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report     25

Statements of Changes in Net Assets

For the six months ended September 30, 2005 (unaudited)
and the year ended March 31, 2005

Georgia Portfolio	September 30	March 31

OPERATIONS:
Net investment income	$1,193,633	$2,526,971
Net realized loss	(986,536)	(1,055,753)
Change in net unrealized appreciation/depreciation	535,353	(708,830)

Increase in Net Assets From Operations	742,450	762,388

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,176,965)	(2,518,956)

Decrease in Net Assets From Distributions to Shareholders	(1,176,965)	(2,518,956)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	628,331	7,925,963
Reinvestment of distributions	440,156	963,440
Cost of shares repurchased	(4,486,560)	(11,570,594)

Decrease in Net Assets From Fund Share Transactions	(3,418,073)	(2,681,191)

Decrease in Net Assets	(3,852,588)	(4,437,759)
NET ASSETS:
Beginning of period	56,690,329	61,128,088

End of period*	$52,837,741	$56,690,329

*Includes undistributed net investment income of:	$32,796	$16,128

See Notes to Financial Statements.

26     Smith Barney Muni Funds 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended September 30, 2005 (unaudited)
and the year ended March 31, 2005

Pennsylvania Portfolio	September 30	March 31

OPERATIONS:
Net investment income	$1,520,231	$3,364,619
Net realized loss	(1,331,344)	(1,674,909)
Change in net unrealized appreciation/depreciation	950,848	(164,230)

Increase in Net Assets From Operations	1,139,735	1,525,480

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,506,144)	(3,358,579)
In excess of net investment income	—	(42,124)

Decrease in Net Assets From Distributions to Shareholders	(1,506,144)	(3,400,703)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	3,051,082	12,093,901
Reinvestment of distributions	730,551	1,731,929
Cost of shares repurchased	(10,904,980)	(19,600,170)

Decrease in Net Assets From Fund Share Transactions	(7,123,347)	(5,774,340)

Decrease in Net Assets	(7,489,756)	(7,649,563)
NET ASSETS:
Beginning of period	76,971,700	84,621,263

End of period*	$69,481,944	$76,971,700

*Includes undistributed (overdistributed) net investment income:	$9,021	$(5,066)

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      27

Georgia Portfolio

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
March 31, unless otherwise noted:

Class A Shares(1)	2005	(2)	2005	2004	2003	2002		2001

Net Asset Value,
Beginning of Period	$12.71		$13.10	$13.22	$12.79	$13.08		$12.40

Income (Loss) From Operations:
Net investment income	0.29		0.60	0.63	0.66	0.65	(3)	0.64
Net realized and unrealized
gain (loss)	(0.11)		(0.39)	(0.12)	0.42	(0.29	)(3)	0.69

Total Income From Operations	0.18		0.21	0.51	1.08	0.36		1.33

Less Distributions From:
Net investment income	(0.28)		(0.60)	(0.63)	(0.65)	(0.65)		(0.65)
In excess of net
investment income	—		—	—	—	(0.00	)*	—

Total Distributions	(0.28)		(0.60)	(0.63)	(0.65)	(0.65)		(0.65)

Net Asset Value, End of Period	$12.61		$12.71	$13.10	$13.22	$12.79		$13.08

Total Return(4)	1.45%		1.64%	3.92%	8.54%	2.76%		11.02%

Net Assets, End
of Period (000s)	$38,465		$41,166	$41,325	$41,740	$42,917		$45,594

Ratios to Average Net Assets:
Gross expenses	0.80	%(5)	0.80%	0.71%	0.72%	0.75%		0.75%
Net expenses(6)	0.79	(5)(7)	0.79 (7)	0.71	0.72	0.75		0.75
Net investment income	4.50	(5)	4.64	4.74	4.98	4.97	(3)	5.08

Portfolio Turnover Rate	4%		16%	23%	19%	43%		35%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2005 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.95%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.80%.

(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed certain expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

28      Smith Barney Muni Funds 2005 Semi-Annual Report

Georgia Portfolio

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
March 31, unless otherwise noted:

Class B Shares(1)	2005	(2)	2005	2004	2003	2002		2001

Net Asset Value,
Beginning of Period	$12.68		$13.07	$13.19	$12.76	$13.07		$12.40

Income (Loss) From Operations:
Net investment income	0.25		0.54	0.55	0.58	0.58	(3)	0.58
Net realized and unrealized
gain (loss)	(0.10)		(0.40)	(0.11)	0.43	(0.30	)(3)	0.68

Total Income From Operations	0.15		0.14	0.44	1.01	0.28		1.26

Less Distributions From:
Net investment income	(0.25)		(0.53)	(0.56)	(0.58)	(0.59)		(0.59)
In excess of net
investment income	—		—	—	—	(0.00	)*	—

Total Distributions	(0.25)		(0.53)	(0.56)	(0.58)	(0.59)		(0.59)

Net Asset Value, End of Period	$12.58		$12.68	$13.07	$13.19	$12.76		$13.07

Total Return(4)	1.19%		1.06%	3.36%	8.03%	2.12%		10.39%

Net Assets, End
of Period (000s)	$6,567		$7,385	$10,246	$12,265	$11,544		$11,154

Ratios to Average Net Assets:
Gross expenses	1.42	%(5)	1.36%	1.27%	1.26%	1.29%		1.30%
Net expenses(6)	1.30	(5)(7)	1.29 (7)	1.27	1.26	1.29		1.30
Net investment income	3.99	(5)	4.13	4.19	4.45	4.42	(3)	4.56

Portfolio Turnover Rate	4%		16%	23%	19%	43%		35%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2005 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.41%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.30%.

(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed certain expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      29

Georgia Portfolio

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
March 31, unless otherwise noted:

Class C Shares(1)(2)	2005	(3)	2005	2004	2003	2002		2001

Net Asset Value,
Beginning of Period	$12.67		$13.05	$13.17	$12.75	$13.05		$12.39

Income (Loss) From Operations:
Net investment income	0.25		0.53	0.55	0.57	0.57	(4)	0.57
Net realized and unrealized
gain (loss)	(0.11)		(0.39)	(0.12)	0.42	(0.29	)(4)	0.67

Total Income From Operations	0.14		0.14	0.43	0.99	0.28		1.24

Less Distributions From:
Net investment income	(0.25)		(0.52)	(0.55)	(0.57)	(0.58)		(0.58)
In excess of net
investment income	—		—	—	—	(0.00	)*	—

Total Distributions	(0.25)		(0.52)	(0.55)	(0.57)	(0.58)		(0.58)

Net Asset Value, End of Period	$12.56		$12.67	$13.05	$13.17	$12.75		$13.05

Total Return(5)	1.09%		1.09%	3.31%	7.90%	2.15%		10.26%

Net Assets, End
of Period (000s)	$7,806		$8,139	$9,557	$8,874	$8,205		$7,460

Ratios to Average Net Assets:
Gross expenses	1.42	%(6)	1.40%	1.32%	1.33%	1.34%		1.35%
Net expenses(7)	1.35	(6)(8)	1.34 (8)	1.32	1.33	1.34		1.35
Net investment income	3.94	(6)	4.08	4.14	4.38	4.39	(4)	4.48

Portfolio Turnover Rate	4%		16%	23%	19%	43%		35%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On April 29, 2004, Class L shares were renamed as Class C shares.

(3)	For the six months ended September 30, 2005 (unaudited).

(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.37%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.35%.

(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed certain expenses.

*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

30      Smith Barney Muni Funds 2005 Semi-Annual Report

Pennsylvania Portfolio

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
March 31, unless otherwise noted:

Class A Shares(1)	2005	(2)	2005	2004	2003	2002		2001

Net Asset Value,
Beginning of Period	$12.75		$13.05	$13.18	$12.79	$12.89		$12.18

Income (Loss) From Operations:
Net investment income	0.29		0.59	0.63	0.67	0.69	(3)	0.69
Net realized and unrealized
gain (loss)	(0.07)		(0.29)	(0.12)	0.40	(0.09	)(3)	0.71

Total Income From Operations	0.22		0.30	0.51	1.07	0.60		1.40

Less Distributions From:
Net investment income	(0.29)		(0.59)	(0.63)	(0.67)	(0.69)		(0.69)
In excess of net
investment income	—		(0.01)	(0.01)	(0.01)	(0.01)		—

Total Distributions	(0.29)		(0.60)	(0.64)	(0.68)	(0.70)		(0.69)

Net Asset Value, End of Period	$12.68		$12.75	$13.05	$13.18	$12.79		$12.89

Total Return(4)	1.72%		2.39%	3.90%	8.49%	4.69%		11.84%

Net Assets, End
of Period (000s)	$33,496		$38,319	$38,126	$34,099	$35,370		$31,203

Ratios to Average Net Assets:
Gross expenses	0.76	%(5)	0.76%	0.72%	0.72%	0.70%		0.74%
Net expenses(6)	0.76	(5)(7)	0.76 (7)	0.72	0.66 (7)	0.50	(7)	0.54 (7)
Net investment income	4.52	(5)	4.62	4.74	5.07	5.34	(3)	5.55

Portfolio Turnover Rate	2%		10%	23%	33%	49%		34%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2005 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.33%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.80%.

(7)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      31

Pennsylvania Portfolio

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
March 31, unless otherwise noted:

Class B Shares(1)	2005	(2)	2005	2004	2003	2002		2001

Net Asset Value,
Beginning of Period	$12.71		$13.01	$13.14	$12.76	$12.86		$12.17

Income (Loss) From Operations:
Net investment income	0.25		0.52	0.55	0.59	0.62	(3)	0.62
Net realized and unrealized
gain (loss)	(0.07)		(0.29)	(0.11)	0.40	(0.08	)(3)	0.70

Total Income From Operations	0.18		0.23	0.44	0.99	0.54		1.32

Less Distributions From:
Net investment income	(0.25)		(0.52)	(0.56)	(0.60)	(0.63)		(0.63)
In excess of net
investment income	—		(0.01)	(0.01)	(0.01)	(0.01)		—

Total Distributions	(0.25)		(0.53)	(0.57)	(0.61)	(0.64)		(0.63)

Net Asset Value, End of Period	$12.64		$12.71	$13.01	$13.14	$12.76		$12.86

Total Return(4)	1.44%		1.84%	3.37%	7.89%	4.22%		11.15%

Net Assets, End
of Period (000s)	$24,839		$26,788	$33,388	$39,184	$36,108		$29,894

Ratios to Average Net Assets:
Gross expenses	1.31	%(5)	1.29%	1.26%	1.25%	1.24%		1.28%
Net expenses(6)	1.30	(5)(7)	1.29 (7)	1.26	1.20 (7)	1.03	(7)	1.08 (7)
Net investment income	3.99	(5)	4.09	4.21	4.54	4.80	(3)	5.01

Portfolio Turnover Rate	2%		10%	23%	33%	49%		34%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2005 (unaudited).

(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.30%.

(7)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

32      Smith Barney Muni Funds 2005 Semi-Annual Report

Pennsylvania Portfolio

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended
March 31, unless otherwise noted:

Class C Shares(1)(2)	2005	(3)	2005	2004	2003	2002		2001

Net Asset Value,
Beginning of Period	$12.70		$13.00	$13.13	$12.75	$12.85		$12.16

Income (Loss) From Operations:
Net investment income	0.25		0.52	0.54	0.59	0.62	(4)	0.61
Net realized and unrealized
gain (loss)	(0.07)		(0.29)	(0.11)	0.40	(0.09	)(4)	0.70

Total Income From Operations	0.18		0.23	0.43	0.99	0.53		1.31

Less Distributions From:
Net investment income	(0.25)		(0.52)	(0.55)	(0.60)	(0.62)		(0.62)
In excess of net
investment income	—		(0.01)	(0.01)	(0.01)	(0.01)		—

Total Distributions	(0.25)		(0.53)	(0.56)	(0.61)	(0.63)		(0.62)

Net Asset Value, End of Period	$12.63		$12.70	$13.00	$13.13	$12.75		$12.85

Total Return(5)	1.42%		1.79%	3.32%	7.84%	4.16%		11.08%

Net Assets, End
of Period (000s)	$11,147		$11,865	$13,107	$13,055	$12,472		$10,381

Ratios to Average Net Assets:
Gross expenses	1.36	%(6)	1.35%	1.31%	1.31%	1.28%		1.36%
Net expenses(7)	1.35	(6)(8)	1.34 (8)	1.31	1.25 (8)	1.08	(8)	1.16 (8)
Net investment income	3.95	(6)	4.04	4.15	4.48	4.77	(4)	4.94

Portfolio Turnover Rate	2%		10%	23%	33%	49%		34%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On April 29, 2004, Class L shares were renamed as Class C shares.

(3)	For the six months ended September 30, 2005 (unaudited).

(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.76%. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.35%.

(8)	The investment manager voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Smith Barney Muni Funds 2005 Semi-Annual Report      33

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Georgia and Pennsylvania Portfolios (“Funds”) are separate investment funds of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end non-diversified management investment company.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

     (b) Financial Futures Contracts. The Funds may enter into financial futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, each Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

     (c) Securities Traded on a When-Issued Basis. The Funds may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. This transaction is subject to market fluctuations and its current value is determined in the same manner as for other securities.

34      Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     (d) Portfolio Concentration. Since the Georgia and Pennsylvania Portfolios invest primarily in obligations of issuers within Georgia and Pennsylvania, respectively, each Fund is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting the respective state in which it invests.

     (e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

     (f ) Distributions to Shareholders. Distributions from net investment income for the Funds, if any, are declared and paid on a monthly basis. The Funds intend to satisfy conditions that will enable interest from municipals securities, which is exempt from federal income tax and from certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. To the extent that the Funds’ current year distributions of net investment income exceed current year tax-exempt income, such excess distributions will be taxable as ordinary income to shareholders to the extent of expenses attributable to tax-exempt income.

     (g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

     (h) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

     (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. The Funds pay SBFM a management fee calculated at an annual rate of 0.45% of each Fund’s respective average daily net assets. This fee is calculated daily and paid monthly.

     During the six months ended September 30, 2005, the Georgia Portfolio’s Class A, Class B and Class C shares had voluntary expense limitations in place of 0.80%, 1.30% and 1.35%, respectively. The Pennsylvania Portfolio’s Class A, Class B and Class C shares had voluntary expense limitations in place of 0.80%, 1.30% and 1.35%, respectively. These expense limitations can be terminated at any time by SBFM.

Smith Barney Muni Funds 2005 Semi-Annual Report      35

Notes to Financial Statements (unaudited) (continued)

     During the six months ended September 30, 2005, SBFM voluntarily reimbursed expenses amounting to $7,660 for Georgia Portfolio and voluntarily waived a portion of management fees amounting to $1,652 for the Pennsylvania Portfolio. This voluntary waiver and reimbursement can be terminated at any time by SBFM.

     The Funds have adopted an unfunded, non-qualified deferred compensation Plan (the “Plan”) which allows non-interested trustees (“Trustee”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustee. The deferred fees earn a return based on notional investments selected by the Trustee. The balance of the deferred fees payable may change depending upon the investment performance. Any gains earned or losses incurred in the deferred balances are reported in the statement of operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets.

     As of September 30, 2005, the Funds have accrued $5,688 and $5,415 for the Georgia Portfolio and Pennsylvania Portfolio, respectively, as deferred compensation payable.

     Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent and PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2005, the Funds paid transfer agent fees totaling $13,208 to CTB.

     The totals for each Fund were as follows:

Transfer
Agent Fees

Georgia Portfolio	$4,488

Pennsylvania Portfolio	8,720

     Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

     There is a maximum sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur a sales charge.

36      Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     For the six months ended September 30, 2005, CDSCs paid to CGM and sales charges received by CGM were approximately:

	Sales Charges	CDSCs

	Class A	Class B	Class C

Georgia Portfolio	$1,044	$2,826	$19

Pennsylvania Portfolio	11,863	10,144	—

     All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were substantially as follows:

	Georgia	Pennsylvania
	Portfolio	Portfolio

Purchases	$2,083,600	$1,578,605

Sales	6,605,390	8,581,320

     At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Georgia	Pennsylvania
	Portfolio	Portfolio

Gross unrealized appreciation	$4,245,041	$4,191,054
Gross unrealized depreciation	(97,434)	(563,513)

Net unrealized appreciation	$4,147,607	$3,627,541

      At September 30, 2005, the Funds had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
Georgia Portfolio	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. Treasury Bond	150	12/05	$17,556,250	$17,160,937	$395,313

	Number of	Expiration	Basis	Market	Unrealized
Pennsylvania Portfolio	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. Treasury Bond	190	12/05	$22,238,203	$21,737,187	$501,016

Smith Barney Muni Funds 2005 Semi-Annual Report      37

Notes to Financial Statements (unaudited) (continued)

4. Class Specific Expenses

Pursuant to a Distribution Plan, each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Funds also pay a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

Distribution Fees	Class A	Class B	Class C

Georgia Portfolio	$29,901	$22,624	$28,095

Pennsylvania Portfolio	25,959	84,491	40,308

     CGM has agreed to reimburse the Funds for any amount which exceeds the payments made by the Funds with respect to the Distribution Plan for Class A shares over the cumulative unreimbursed amounts spent by CGM in performing its services under the Distribution Plan. During the six months ended September 30, 2005, no reimbursement was required.

      For the six months ended September 30, 2005, total Transfer Agent fees were as follows:

Transfer Agent Fees	Class A	Class B	Class C

Georgia Portfolio	$4,221	$1,694	$1,567

Pennsylvania Portfolio	4,193	5,386	2,219

     For the six months ended September 30, 2005, total Shareholder Reports expenses were as follows:

Shareholder Reports Expenses	Class A	Class B	Class C

Georgia Portfolio	$8,647	$4,822	$4,181

Pennsylvania Portfolio	7,280	9,554	4,041

38      Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5. Distributions to Shareholders by Class

	Six Months Ended	Year Ended
Georgia Portfolio	September 30, 2005	March 31, 2005

Net Investment Income
Class A	$883,864	$1,814,628
Class B	136,547	358,939
Class C*	156,554	345,389

Total	$1,176,965	$2,518,956

	Six Months Ended	Year Ended
Pennsylvania Portfolio	September 30, 2005	March 31, 2005

Class A
Net Investment Income	$769,008	$1,658,341
In excess of net investment income	—	19,476

Total	$769,008	$1,677,817

Class B
Net investment income	$512,174	$1,196,207
In excess of net investment income	—	15,883

Total	$512,174	$1,212,090

Class C*
Net Investment Income	$224,962	$504,031
In excess of net investment income	—	6,765

Total	$224,962	$510,796

* On April 29, 2004, Class L shares were renamed as Class C shares.

6. Shares of Beneficial Interest

At September 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Smith Barney Muni Funds 2005 Semi-Annual Report      39

Notes to Financial Statements (unaudited) (continued)

      Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	September 30, 2005		March 31, 2005

Georgia Portfolio	Shares	Amount	Shares	Amount

Class A
Shares sold	40,185	$508,971	568,699	$7,344,354
Shares issued on reinvestment	22,838	289,248	45,391	585,896
Shares repurchased	(250,878)	(3,184,795)	(528,888)	(6,847,693)

Net Increase (Decrease)	(187,855)	$(2,386,576)	85,202	$1,082,557

Class B
Shares sold	3,176	$40,336	14,519	$187,623
Shares issued on reinvestment	3,688	46,598	10,663	137,308
Shares repurchased	(67,183)	(850,529)	(227,091)	(2,927,496)

Net Decrease	(60,319)	$(763,595)	(201,909)	$(2,602,565)

Class C*
Shares sold	6,226	$79,024	30,521	$393,986
Shares issued on reinvestment	8,267	104,310	18,683	240,236
Shares repurchased	(35,731)	(451,236)	(138,899)	(1,795,405)

Net Decrease	(21,238)	$(267,902)	(89,695)	$(1,161,183)

	Six Months Ended		Year Ended
	September 30, 2005		March 31, 2005

Pennsylvania Portfolio	Shares	Amount	Shares	Amount

Class A
Shares sold	182,027	$2,321,937	773,417	$9,982,380
Shares issued on reinvestment	28,153	357,591	65,587	844,554
Shares repurchased	(574,433)	(7,336,787)	(754,549)	(9,749,321)

Net Increase (Decrease)	(364,253)	$(4,657,259)	84,455	$1,077,613

Class B
Shares sold	43,513	$552,061	73,459	$944,811
Shares issued on reinvestment	20,100	254,446	47,179	605,445
Shares repurchased	(206,520)	(2,617,179)	(578,933)	(7,452,386)

Net Decrease	(142,907)	$(1,810,672)	(458,295)	$(5,902,130)

Class C*
Shares sold	13,970	$177,084	90,737	$1,166,710
Shares issued on reinvestment	9,372	118,514	21,987	281,930
Shares repurchased	(75,142)	(951,014)	(186,557)	(2,398,463)

Net Decrease	(51,800)	$(655,416)	(73,833)	$(949,823)

* On April 29, 2004, Class L shares were renamed as Class C shares.

40      Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7. Capital Loss Carryforward

At March 31, 2005, the Funds had for Federal income tax purposes approximately $4,343,739 and $4,839,319, respectively, of capital loss carryforwards available to offset future realized gains. To the extent that these capital loss carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

     The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

	Georgia	Pennsylvania
Year of Expiration	Portfolio	Portfolio

2008	$732,152	$648,452
2009	946,633	857,242
2010	—	159,254
2012	244,540	266,329
2013	2,420,414	2,908,042

	$4,343,739	$4,839,319

8. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC’’) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM’’) and Citigroup Global Markets Inc. (“CGM’’) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds’’).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act’’). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data’’), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM’’), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

Smith Barney Muni Funds 2005 Semi-Annual Report      41

Notes to Financial Statements (unaudited) (continued)

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

     The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGM to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

     At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

9. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of this report, CAM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

* * *

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of

42      Smith Barney Muni Funds 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

     As of the date of this report, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

10. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

     As part of this transaction, SBFM (the “Adviser”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Adviser is the investment adviser to the Fund.

     The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

     Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the fund’s investment advisory contract with the adviser. Therefore, the Trust’s Board of Trustees has approved a new investment advisory contract between the Fund and the Adviser to become effective upon the closing of the sale to Legg Mason. The new investment advisory contract has been presented to the shareholders of the fund for their approval.

Smith Barney Muni Funds 2005 Semi-Annual Report      43

Notes to Financial Statements (unaudited) (continued)

     The Fund has received information from Citigroup Asset Management (“CAM”) concerning Smith Barney Fund Management LLC (“SBFM”), an investment advisory company that is part of CAM. The information received from CAM is as follows:

     On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment advisory services relating to the Fund.

     The Commission staff’s recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

44      Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Muni Funds—Georgia Portfolio (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor(s), as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

     The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement

In approving the Management Agreement the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

Smith Barney Muni Funds 2005 Semi-Annual Report      45

Board Approval of Management Agreement (unaudited)
(continued)

     The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-today portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

     The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

     At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

     The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement was acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

     The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “Georgia municipal debt funds” by Lipper, showed that the Fund’s performance for the 1- and 5-year periods was within the median range, the Fund’s performance for the 3-year period was below the median and the Fund’s performance for the 10-year period was better than the median. Based on their review, the Board concluded that the Fund’s relative investment performance was acceptable.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager The Board also reviewed and

46      Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)
(continued)

considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

     Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

     Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

     The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 13 retail front-end load funds (including the Fund) classified as “Georgia municipal debt funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by other funds in the Expense Group: the Contractual Management Fee was better than the median while the Actual Management Fee was within the median range. The Board noted that the Fund’s actual total expense ratio was also better than the median and concluded that it was acceptable.

     Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Smith Barney Muni Funds 2005 Semi-Annual Report      47

Board Approval of Management Agreement (unaudited)
(continued)

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

     In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

     In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

     No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

48      Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Muni Funds—Pennsylvania Portfolio (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor(s), as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

     The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement

In approving the Management Agreement the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

Smith Barney Muni Funds 2005 Semi-Annual Report      49

Board Approval of Management Agreement (unaudited)
(continued)

     The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-today portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

     The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

     At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

     The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement was acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

     The Board reviewed information comparing the Fund’s performance to that of all retail and institutional funds classified as “Pennsylvania municipal debt funds” by Lipper. This information showed that the Fund’s performance for the 1- and 3-year periods was below the median, while the Fund’s performance for the 5- and 10-year periods was better than the median. Based on their review, the Board continues to retain confidence in the Manager to seek to achieve the Fund’s investment objective and carry out its investment strategies.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager The Board also reviewed and

50      Smith Barney Muni Funds 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)
(continued)

considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

     Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

     Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

     The Board reviewed information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees, as well as their actual total expense ratio, to those of its Expense Group, consisting of 11 retail front-end load funds (including the Fund) classified as “Pennsylvania municipal debt funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by other funds in the comparison group and, indeed, were better than the median. The Board noted that the Fund’s actual total expense ratio was also better than the median and concluded that it was acceptable.

     Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Smith Barney Muni Funds 2005 Semi-Annual Report      51

Board Approval of Management Agreement (unaudited)
(continued)

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

     In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

     In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

     No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

52      Smith Barney Muni Funds 2005 Semi-Annual Report

Smith Barney Muni Funds Georgia Portfolio Pennsylvania Portfolio

TRUSTEES	INVESTMENT MANAGER
Lee Abraham	Smith Barney Fund
Jane F. Dasher	Management LLC
Donald R. Foley
R. Jay Gerken, CFA	DISTRIBUTOR
Chairman	Citigroup Global Markets Inc.
Richard E. Hanson, Jr.
Paul Hardin	CUSTODIAN
Roderick C. Rasmussen	State Street Bank and
John P. Toolan	Trust Company

OFFICERS	TRANSFER AGENT
R. Jay Gerken, CFA	Citicorp Trust Bank, fsb.
President and	125 Broad Street, 11th Floor
Chief Executive Officer	New York, New York 10004

Andrew B. Shoup	SUB-TRANSFER AGENT
Senior Vice President and	PFPC Inc.
Chief Administrative Officer	P.O. Box 9699
Providence, Rhode Island
Robert J. Brault	02940-9699
Chief Financial Officer
and Treasurer	INDEPENDENT
REGISTERED PUBLIC
Peter M. Coffey	ACCOUNTING FIRM
Vice President and	KPMG LLP
Investment Officer	345 Park Avenue
New York, New York 10154
Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer
and Chief Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

This report is submitted for
the general information
of the shareholders of Smith
Barney Muni Funds — Georgia and
Pennsylvania Portfolios, but it
may also be used as sales
literature when preceded or
accompanied by the current
Prospectus.

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Funds’ investment
objectives, risks, charges and
expenses carefully before
investing. The prospectus
contains this and other
important information about
the Funds. Please read the
prospectus carefully before
investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0427                          11/05 05-9300

Smith Barney Muni Funds
Georgia Portfolio
Pennsylvania Portfolio

The Funds are separate investment funds of the Smith Barney Muni
Funds, a Massachusetts business trust.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Funds file their complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)	Not applicable.

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Muni Funds

Date:	December 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Muni Funds

Date:	December 7, 2005

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Muni Funds

Date:	December 7, 2005